Investments in Master Trust - Employee Benefit Plan, Schedule of Net Investment Income for The Master Trust (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest income	$ 210,033,039
Master Trust [Member]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest income	5,778,134
Dividends	5,771,277
Net realized and unrealized appreciation in fair value of investments	418,595,482
Net investment income	$ 430,144,893